Organization and Operations (Details Narrative) - Securities Purchase Agreement [Member] - USD ($)		1 Months Ended
	Jun. 28, 2023	Nov. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Description		The senior secured notes are convertible to the conversion rate of $
Data Knights Acquisition Corp [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Issued, Principal	$ 1,595,744.70
Payments to Acquire Businesses, Gross	$ 1,500,000
Debt Instrument, Description	Pursuant to the Securities Purchase Agreement, Data Knights will issue and sell to each of the Purchasers, a new series of senior secured convertible notes (the “PIPE Notes”), which are convertible into shares of Common Stock at the Purchasers election at a conversion price equal to the lower of (i) $10.00 per share, and (ii) 92.5% of the lowest volume weighted average trading price for the ten (10) Trading Days immediately preceding the Conversion Date.
Investments	$ 1,500,000